Salary Deferral Plans - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2012	Dec. 31, 2015	May. 31, 2015	Dec. 31, 2014
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Executive salary continuation plan provides retirement benefits for the period		180 months
Age limit or service period for an employee to be eligible for executive salary continuation plan		age of 65 and/or age 55 after 20 years of service
Expected benefit period prior retirement in case the employee is deceased or disabled		15 years
Salary deferral compensation liability total		$ 1,872,000		$ 1,878,000
Cash surrender value of life insurance, carrying value		3,376,000		3,024,000
Face amount of the insurance policies in force		$ 10,508,000		9,984,000
Additional benefits accrued	$ 0		$ 0
Supplemental executive retirement plan provides retirement benefits for the period	180 months	180 months
Flexible premium indexed deferred annuity contracts purchased under the SERP agreements	$ 3,809,000		$ 3,798,000
Executive Salary Continuation Plan [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Requisite age for commencement of benefits		65 years
Requisite early age for commencement of benefits with requisite service		55 years
Requisite service period for commencement of benefits at earlier age		20 years
Supplemental Employee Retirement Plan Agreement [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Salary deferral compensation liability total		$ 1,161,000		697,000
Cash surrender value of life insurance, carrying value		14,357,000		10,320,000
Face amount of the insurance policies in force		35,471,000		26,090,000
Flexible Indexed Annuity Contracts		$ 8,939,000		$ 3,987,000